Related-party Transactions (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Schedule of Stock Option Activity

The information below summarizes the stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	12,006	$102.9	100.50
Granted	1,633	48.00	102.00
Exercised	-	-	-
Cancelled	(1,404)	117.60	43.20
Outstanding at December 31, 2021	12,235	$96.90	107.40
Granted	-	-	-
Exercised	-	-	-
Cancelled	(1,020)	97.80	49.50
Outstanding at December 31, 2022	11,215	$96.90	112.50

Theralink Technologies Inc [Member]
Schedule of Related Parties Transaction

On June 30, 2023 and September 30, 2022, net amount due to related parties consisted of the following:

	June 30, 2023	September 30, 2022

Convertible notes principal – related parties	$9,130,292	$4,150,000
Discount on convertible notes - related parties	(3,820,629)	(1,844,186)
Note payable principal – related parties	836,966	350,000
Discount on notes - related parties	(39,769)	-
Accrued liabilities - related parties	536,625	76,927
Accounts payable – related parties	7,972	16,223
Total	$6,651,457	$2,748,964

On September 30, 2022 and 2021, net amount due to related parties consisted of the following:

	September 30, 2022	September 30, 2021

Convertible notes principal – related parties	$4,150,000	$1,000,000
Discount on convertible notes - related parties	(1,844,186)	(935,019)
Note payable principal – related parties	350,000	100,000
Accrued liabilities - related parties	76,927	18,000
Accounts payable – related parties	16,223	3,714
Other receivable - related party	-	(21,711)
Total	$2,748,964	$164,984

Schedule of Stock Option Activity

Stock option activities for the nine months ended June 30, 2023 are summarized as follows:

	Number of Options		Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding September 30, 2022	1,901,410,519		$0.0036	9.88	$-
Granted	-		-		-
Balance Outstanding June 30, 2023	1,901,410,519		$0.0036	9.13	$0
Exercisable, June 30, 2023	1,651,962,645	(a)	$0.0036	9.13	$0

Balance Non-vested on September 30, 2022	547,666,344		$0.0036	9.88	$-
Granted	-		-	-	-
Vested during the period	(298,218,470)		0.0036	-	-
Balance Non-vested on June 30, 2023	249,447,874		$0.0036	9.13	$0

(a)	These vested options are only exercisable upon the company filing an S-8 to register the underlying shares.

The Company did not have any stock option activity during the year ended September 30, 2021. Stock option activities for the year ended September 30, 2022 are summarized as follows:

	Number of Options		Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding September 30, 2021	-		$-	-	$-
Granted	1,901,410,519		0.0036		-
Balance Outstanding September 30, 2022	1,901,410,519		$0.0036	9.88	$0
Exercisable, September 30, 2022	1,353,744,175	(a)	$0.0036	9.88	$0

Balance Non-vested on September 30, 2021	-		$-	-	$-
Granted	1,901,410,519		0.0036	-	-
Vested during the period	(1,353,744,175)		0.0036	-	-
Balance Non-vested on September 30, 2022	547,666,344		$0.0036	9.88	$0

Schedule of Warrants

Warrants activities for the nine months ended June 30, 2023 is summarized as follows:

		Weighted	Weighted Average Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Warrants	Price	(Years)	Value
Balance Outstanding on September 30, 2022	1,888,813,005	$0.003	3.26	$1,140,362

Issued in connection with a New Related Party Convertible Debentures (see Note 6)	2,608,654,988	0.003

Issued in connection with a New Convertible Debentures (see Note 6)	2,567,601,521	0.003
Issued to placement agent and consultant in connection with New Related Party and New Convertible Debentures (see Note 6)	179,265,305	0.003
Balance Outstanding on June 30, 2023	7,244,334,819	$0.00169	5.03	$8,393,613
Exercisable on June 30, 2023	7,244,334,819	$0.00169	5.11	$8,393,613

Warrants activities for the years ended September 30, 2022 and 2021 is summarized as follows:

		Weighted	Weighted Average Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Warrants	Price	(Years)	Value
Balance Outstanding on September 30, 2020	856,674,588	$0.0020	4.3	$—

Issued in connection with a convertible debt – related party (see Note 7 and Note 9)	63,897,764	0.0031	4.6

Issued in connection with a Series F preferred stock – related party	63,897,764	0.0031
Balance Outstanding on September 30, 2021	984,470,116	0.0023	3.50	—

Issued in connection with a convertible debt – related party (see Note 7 and Note 9)	321,543,374	0.0038	4.16

Issued in connection with a convertible debt (see Note 7)	582,799,515	0.0037	4.09
Balance Outstanding on September 30, 222	1,888,813,005	$0.0030	3.26	$1,140,362
Exercisable on September 30, 2022	1,684,611,324	$0.0031	3.31	$940,362